Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current tax	$ 15.1	$ 9.9	$ 2.0
Change in deferred tax	1.1	1.3	0.5
Total	$ 16.2	$ 11.2	$ 2.5